CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
-Non-related parties	$ 3,221,928	$ 2,605,335	$ 3,363,274
-Related parties	168,465	247,743	104,352
Total net revenues	3,390,393	2,853,078	3,467,626
Cost of revenues:
-Non-related parties	2,641,583	2,216,146	2,821,972
-Related parties	111,212	219,744	68,884
Total cost of revenues	2,752,795	2,435,890	2,890,856
Gross profit	637,598	417,188	576,770
Operating expenses:
Selling expenses	156,032	145,367	149,710
General and administrative expenses	230,998	203,789	168,025
Research and development expenses	28,777	17,407	17,056
Other operating income, net	(47,554)	(42,539)	(5,392)
Total operating expenses, net	368,253	324,024	329,399
Income from operations	269,345	93,164	247,371
Other income (expenses):
Interest expense	(117,971)	(69,723)	(54,148)
Interest income	10,477	10,236	16,831
Gain (loss) on change in fair value of derivatives	(272)	27,322	(12,196)
Foreign exchange gain (loss)	(23,449)	25,406	22,882
Investment income (loss)	(3,607)	(1,532)	2,342
Gain on repurchase of convertible notes		2,782
Others			389
Other expenses, net	(134,822)	(5,509)	(23,900)
Income before income taxes and equity in earnings (loss) of unconsolidated investees	134,523	87,655	223,471
Income tax expense	(40,951)	(17,976)	(49,512)
Equity in earnings (loss) of unconsolidated investees	9,411	(4,404)	(643)
Net income	102,983	65,275	173,316
Less: net income attributable to non-controlling interests	3,411	26	1,455
Net income attributable to Canadian Solar Inc.	$ 99,572	$ 65,249	$ 171,861
Earnings per share - basic	$ 1.71	$ 1.13	$ 3.08
Shares used in computation - basic	58,167,004	57,524,349	55,728,903
Earnings per share - diluted	$ 1.69	$ 1.12	$ 2.93
Shares used in computation - diluted	61,548,158	58,059,063	60,426,056